ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

Qifu Technology, Inc. (the “Company”, previously known as “360 Digitech, Inc.”) was incorporated in Cayman Islands with limited liability on April 27, 2018. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) (together, the “Group”) are engaged in matching individual borrowers with credit demand to a diversified pool of financial institutions with credit to supply through a financial technology platform.

The Company’s significant subsidiaries and its consolidated Variable Interest Entities as of December 31, 2022 are as follows:

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qicheng Information & Technology Co., Ltd. (“Qicheng”)	August 6, 2019	PRC
VIEs and VIEs’ Subsidiaries
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC

History of the Group

The Group started its business in 2016 through Qiyu, a limited liability company in the People’s Republic of China (“PRC”). In 2018, the Company undertook a series of transactions to redomicile its business from the PRC to the Cayman Islands and established intermediary companies of HK Qirui and Qiyue (“WFOE”) for the purpose of establishing a VIE structure of the Group. The WFOE entered into VIE agreements which effectively provided control to the WFOE over the operations of the VIEs.

The VIE arrangement

PRC laws and regulations prohibit or restrict foreign control of companies involved in provision of internet content and certain finance business. To comply with these foreign ownership restrictions, the Company operates substantially all of its service through its VIEs in the PRC.

The VIEs hold leases and other assets necessary to provide services and generate the majority of the Company’s revenues. To provide the Company effective control over the VIEs and the ability to receive substantially all of the economic benefits of the VIEs, a series of contractual arrangements were entered into amongst Qiyue (“WFOE”), VIEs and their beneficial shareholders. In June 2022, the set of VIE agreements were terminated and replaced by a set of new VIE agreements signed by the same parties, with no material changes to the major terms.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Agreements that were entered to provide the Company effective control over the VIEs

Voting Proxy Agreement

Pursuant to the voting proxy agreement entered into among WFOE, Qiyu and Shanghai Qibutianxia Information Technology Co., Ltd. (formerly known as Beijing Qibutianxia Technology Co., Ltd. “Qibutianxia”), the sole Registered Shareholder of Qiyu, Qibutianxia would irrevocably authorize the WFOE or any person designates by the WFOE to act as its attorney-in-fact to exercise all of its rights as a shareholder of Qiyu, including, but not limited to, the right: (i) to convene and participate in shareholders’ meetings pursuant to the constitutional documents of Qiyu in the capacity of a proxy of Qibutianxia; (ii) to exercise the voting rights pursuant to the relevant PRC laws and regulations and the articles of Qiyu, on behalf of Qibutianxia, and adopt resolutions, including but not limited to dividend rights, sale or transfer or pledge or disposal of part or all of Qiyu’s equity; (iii) to nominate, designate or appoint and remove the legal representative, directors, supervisors and other senior management of Qiyu pursuant to the constitutional documents of Qiyu.

The Voting Proxy Agreement has an indefinite term and will be terminated in the event that (i) it is unilaterally terminated by the WFOE, or (ii) it is legally permissible for the WFOE, the Company or any of the subsidiaries to hold equity interests directly or indirectly in Qiyu and the WFOE or its designated person is registered to be the sole shareholder of Qiyu.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, Qibutianxia agreed to pledge all of its equity interests in Qiyu to the WFOE as a security interest to guarantee the performance of contractual obligations and the payment of outstanding debts under the VIE arrangements. In the event of a breach by Qiyu or Qibutianxia of contractual obligations under the VIE Agreements, the WFOE, as pledgee, will have the right to dispose of the pledged equity interests in Qiyu. Qibutianxia has undertaken to the WFOE, among other things, not to transfer its equity interests in Qiyu and not to create or allow any pledge thereon that may affect the rights and interest of the WFOE without its prior written consent.

Exclusive Option Agreement

Pursuant to the exclusive option agreement entered into among WFOE, Qiyu and Qibutianxia, Qibutianxia irrevocably grants the WFOE an exclusive option to purchase or designate one or more persons to purchase, all or part of its equity interests in Qiyu, and Qiyu irrevocably grants the WFOE an exclusive option to purchase all or part of its assets, subject to applicable PRC laws. The WFOE or its designated person may exercise such options at the lowest price permitted under applicable PRC laws. Qibutianxia and Qiyu have undertaken that, among other things, without the WFOE’s prior written consent, including but not limited to:(i) they shall not in any manner supplement, change or amend the constitutional documents of Qiyu, increase or decrease their registered capital, or change the structure of their registered capital in other manner; (ii) they shall not at any time following the signing of the Exclusive Option Agreement, sell, transfer, pledge or dispose of in any manner any assets of Qiyu or interest in the business or revenues of Qiyu, or allow the encumbrance thereon of any security interest; (iii) they shall not cause or permit Qiyu to merge, consolidate with, acquire or invest in any person; (iv) Qiyu shall not in any manner distribute dividends to its shareholder, provided that upon the written request of the WFOE, Qiyu shall immediately distribute all distributable profits to its shareholders; (v) at the request of the WFOE, they shall appoint any persons designated by the WFOE as the directors, supervisors and/or senior management of Qiyu or terminate existing directors, supervisors and/or senior management of Shanghai Qiyu, and perform all relevant resolutions and filing procedures.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Exclusive Option Agreement – continued

The Exclusive Option Agreement has an indefinite term commencing from its date of signing unless and until all the equity interests and assets subject to the agreement have been transferred to the WFOE and/or its designated person and the WFOE and its subsidiaries or affiliates can legally operate the business of Qiyu, whereby the exclusive option agreement shall terminate. WFOE is entitled to unilaterally terminate the Exclusive Option Agreement while other parties to the Exclusive Option Agreement may not terminate the Exclusive Option Agreement unilaterally, unless otherwise provided under PRC laws.

Agreements that were entered to transfer economic benefits to the Company

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between the WFOE and Qiyu, the WFOE will have the exclusive right to provide Qiyu with the consulting and technical services required by Qiyu’s business. In consideration of the services provided by the WFOE, Qiyu shall pay services fees to the WFOE without contravening PRC laws, equal to the entirety of the total consolidated net profit of the Qiyu and its subsidiaries, after the deduction of any accumulated deficit in respect of the preceding financial year(s) (if applicable), operating costs, expenses, taxes and other payments required by the relevant laws and regulations to be reserved or withheld. The WFOE may also adjust the scope and amount of services fees in its discretion taking into account factors including but not limited to: (i) the complexity of the services provided by the WFOE; (ii) the exact content and business value of the services; and (iii) the market price of services of similar types. In addition, absent the prior written consent of the WFOE, during the term of the exclusive business cooperation agreement, with respect to the services subject to the exclusive business cooperation agreement and other matters, Qiyu and its subsidiaries shall not accept the same or any similar services provided by any third party and shall not establish cooperation relationships similar to that formed by the exclusive business cooperation agreement with any third party. The WFOE would have the exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive business cooperation agreement to the extent permitted by applicable PRC laws. The Company considers that the arrangement will ensure the economic benefits generated from the operations of the consolidated affiliated entities flow to the WFOE and hence, the Group as a whole.

The exclusive business cooperation agreement has an indefinite term. The exclusive business cooperation agreement may be terminated by the WFOE: (i) when Qiyu becomes insolvent, bankrupt or subject to liquidation or dissolution procedures; (ii) upon the transfer of the entire equity interests in and the transfer of all assets of Qiyu to the WFOE or its designated person pursuant to the exclusive option agreement entered into between the WFOE, Qiyu and Qibutianxia; (iii) when it is legally permissible for the WFOE to hold equity interests directly or indirectly in Qiyu and the WFOE or its designated person is registered to be the shareholder of Qiyu; (iv) when relevant government authorities refuse to renew the expired operating period of Qiyu or the WFOE; (v) by giving Qiyu a 30 days’ prior written notice of termination; or (vi) Qiyu breaches the exclusive business cooperation agreement. Qiyu is not contractually entitled to unilaterally terminate the exclusive business cooperation agreement with the WFOE.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Loan Agreement

Pursuant to the loan agreement among the WFOE, Qiyu and Qibutianxia, the WFOE is entitled to provide interest-free loans , to the extent permitted by laws, regulations and industry policies of the PRC from time to time at such time and amount as it deems appropriate to Qibutianxia for the purpose of Qiyu’s business operation and development, including but not limited to directly injecting such funds to the registered capital of Qiyu. Each of the loans made under this loan agreement has no fixed term, and unless otherwise agreed, the WFOE shall unilaterally decide when to withdraw the loans, provided that the WFOE shall notify Qibutianxia in writing one month in advance. The loan agreement shall remain in effect during Qiyu’s term (and the renewable period stipulated by the laws of the PRC), and shall automatically terminate after the WFOE and/or other entities designated by the WFOE fully exercise all their rights under the exclusive option agreement.

The Company also has some other sets of VIE contractual arrangements. The arrangements with its significant VIEs include 1) the arrangement among the WFOE, Fuzhou Guarantee and Qibutianxia, and 2) the arrangement among the WFOE, Shanghai Qiyaoxin Technology Co., Ltd. (formerly known as “Shanghai 360 Financing Guarantee Co., Ltd.”, “Shanghai Financing Guarantee”) and two fully owned subsidiaries of Qibutianxia. These sets of the contractual agreements are substantially similar to the set with Qiyu as described above.In April 2021, the contractual arrangements amongst WFOE, Fuzhou Microcredit and Qibutianxia were terminated and Qibutianxia transferred all of its equity interest in Fuzhou Microcredit to Qiyu. As a result, Fuzhou Microcredit became a wholly-owned subsidiary of Qiyu. This transaction had no impact to the consolidated financial statements.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with Qiyu, Fuzhou Guarantee, Shanghai Financing Guarantee and their shareholders, Qibutianxia, are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations and the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

●	revoke the business and operating licenses of the Company’s PRC subsidiaries or consolidated affiliated entities;
●	restrict the rights to collect revenues from any of the Company’s PRC subsidiaries;
●	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries or consolidated affiliated entities;
●	require the Company’s PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;
●	take other regulatory or enforcement action is, including levying fines that could be harmful to the Company’s business; or
●	impose additional conditions or requirements with which the Company may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive substantially all of their economic benefits, the Company would no longer be able to consolidate the financial results of the VIEs.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Risks in relation to VIE structure – continued

These contractual arrangements allow the Company to effectively control Qiyu, Fuzhou Guarantee and Shanghai Financing Guarantee, and to derive substantially all of the economic benefits from them. Accordingly, the Company treats Qiyu, Fuzhou Guarantee and Shanghai Financing Guarantee as VIEs. Because the Company is the primary beneficiary, the Company has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances. The table below does not include the financial information of the consolidated trusts (see note 2 “Consolidated Trusts”):

	December 31,	December 31,
	2021	2022
	RMB	RMB
ASSETS
Cash and cash equivalents	4,605,851	6,437,420
Restricted cash	1,986,512	2,328,673
Short term investments	—	57,000
Security deposit prepaid to third-party guarantee companies	874,886	396,699
Funds receivable from third party payment service providers	153,151	1,158,781
Accounts receivable and contract assets, net	2,133,477	1,672,232
Financial assets receivable, net	3,806,243	2,982,076
Amounts due from related parties	608,924	280,199
Loans receivable, net	1,197,532	5,404,966
Prepaid expenses and other assets	235,780	239,522
Accounts receivable and contract assets, net-non current	217,298	261,060
Financial assets receivable, net-non current	597,965	688,843
Amounts due from related parties, non-current	121,855	32,529
Loans receivable, net-non current	1,029,545	2,625,150
Property and equipment, net	15,074	39,840
Land use rights, net	1,018,908	998,185
Intangible assets	3,972	4,087
Deferred tax assets	779,291	951,258
Other non-current assets	27,729	37,839
Total Assets	19,413,993	26,596,359

LIABILITIES
Accrued expenses and other current liabilities	1,820,609	1,655,653
Amounts due to related parties	94,057	113,697
Short term loans	150,000	150,000
Guarantee liabilities-stand ready	4,818,144	4,120,346
Guarantee liabilities-contingent	3,285,081	3,418,391
Income tax payable	449,553	614,687
Other tax payable	218,017	149,570
Deferred tax liabilities	65,542	77,942
Other long-term liabilities	10,271	32,708
Total liabilities	10,911,274	10,332,994

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangement – continued

Risks in relation to VIE structure – continued

	Year ended	Year ended	Year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Net revenue	11,062,032	13,674,223	12,983,458
Net income	2,541,386	5,462,150	2,443,983

	Year ended	Year ended	Year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Net cash provided by operating activities	3,715,112	5,431,654	3,891,528
Net cash used in investing activities	(1,012,415)	(1,427,958)	(6,750,277)
Net cash (used in) provided by financing activities	(94,762)	359,082	(578)

The consolidated VIEs contributed 82%, 82% and 78% of the Group’s consolidated revenue for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the consolidated VIEs accounted for an aggregate of 58% and 66%, respectively, of the consolidated total assets, and 60% and 48%, respectively, of the consolidated total liabilities.

There are no assets of the VIEs that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.